Income Taxes (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Components of Company's Income Tax Provision (Benefit) from Continuing Operations

The income tax provision for the first half of fiscal 2013 and 2012 was as follows:

	Six months ended May 31,
	2013	2012
	(In millions)
Federal current expense	$5.7	$2.4
State current expense	1.7	1.1
Net deferred expense	1.6	2.1
Benefit of research credits	(2.0)	—

Total income tax provision	$7.0	$5.6

The components of the Company’s income tax provision (benefit) from continuing operations are as follows:

	Year Ended
	2012	2011	2010
	(In millions)
Current
U.S. federal	$10.9	$2.0	$(5.2)
State and local	3.8	4.2	3.1

	14.7	6.2	(2.1)

Deferred
U.S. federal	3.2	(0.4)	(0.8)
State and local	1.0	0.3	(1.0)

	4.2	(0.1)	(1.8)

Income tax provision (benefit)	$18.9	$6.1	$(3.9)

Effective Income Tax Rate on Earnings from Continuing Operations

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate on earnings from continuing operations is as follows:

	Year Ended
	2012	2011	2010
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of U.S. federal income tax effect	20.4	29.9	93.7
Tax settlements and refund claims, including interest	—	3.5	(295.2)
Reserve adjustments	21.5	0.8	(0.6)
Valuation allowance adjustments	98.4	(44.0)	(146.3)
Unregistered stock rescission	1.7	3.3	13.8
Non-deductible convertible debt interest	21.5	31.6	124.5
Deferred net operating loss to additional paid in capital	23.0	2.1	—
Research credits	(75.3)	—	—
Benefit of manufacturing deductions	(9.5)	—	—
Other, net	6.5	5.3	(6.2)

Effective income tax rate	143.2%	67.5%	(181.3)%

Reconciliation of Change in Unrecognized Tax Benefits

A reconciliation of the change in unrecognized tax benefits from December 1, 2009 is as follows (in millions):

Unrecognized tax benefits at December 1, 2009	$4.9
Gross decreases for tax positions taken in prior year	(0.1)

Unrecognized tax benefits at November 30, 2010	4.8
Gross increases for tax positions taken during the year	0.1
Gross decreases for tax positions taken in prior year	(0.4)

Unrecognized tax benefits at November 30, 2011	4.5
Gross increases for tax positions taken during the year	0.2
Gross increases for tax positions taken in the prior year	0.3
Gross decreases for tax positions taken in prior year	(0.1)

Unrecognized tax benefits at November 30, 2012	$4.9

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are as follows:

	As of November 30,
	2012	2011
	(In millions)
Deferred Tax Assets
Accrued estimated costs	$68.1	$55.0
Basis difference in assets and liabilities	30.1	32.6
Tax losses and credit carryforwards	24.9	40.5
Net cumulative defined benefit pension plan losses	175.5	95.7
Retiree medical and life benefits	30.1	31.0
Valuation allowance	(288.1)	(211.1)

Total deferred tax assets	40.6	43.7
Deferred Tax Liabilities
U.S. federal effect of state deferred taxes	10.6	15.6
Revenue recognition differences	26.1	22.1
Intangible basis differences	15.5	13.6

Total deferred tax liabilities	52.2	51.3

Total net deferred tax liabilities	$(11.6)	$(7.6)

Year of Expiration for Company's State Net Operating Loss Carryforwards

The year of expiration for the Company’s state net operating loss carryforwards as of November 30, 2012 are as follows (in millions):

2013	$0.2
2014	1.7
2015	24.7
2016	28.9
2017	30.0
2018	48.3
2019	105.5

$239.3